OTHER ASSETS AND ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Accounts payable		$ 13,400
Accounts payable and accrued liabilities	$ 226,080	281,531
Galaxy Digital Holdings, LP
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Compensation and compensation related		71,553	$ 50,556
Professional fees		5,684	7,755
Promissory note		96,933	67,246
Legal settlement		40,000	0
Mining payables and accrued liabilities		9,385	1,447
Payable for digital asset trades		20,970	4,176
Interest		15,530	4,595
Payable for investments and acquisitions		11,054	0
Accounts payable		6,910	2,569
Other		3,512	2,032
Accounts payable and accrued liabilities		$ 281,531	$ 140,376